RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Statements Line Items
RELATED PARTY TRANSACTIONS [Text Block]

15. RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

		Share-based
For the year ended December 31, 2018	Salary or Fees	Payments	Total
Management	$2,692,782	$570,455	$3,263,237
Outside directors *	1,512,752	248,399	1,761,151
Seabord Services Corp.	433,971	-	433,971
Total	$4,639,505	$818,854	$5,458,359

		Share-based
For the year ended December 31, 2017	Salary or Fees	Payments	Total
Management	$733,244	$361,865	$1,095,109
Outside directors *	149,882	226,614	376,496
Seabord Services Corp.	357,600	-	357,600
Total	$1,240,726	$588,479	$1,829,205

		Share-based
For the year ended December 31, 2016	Salary or Fees	Payments	Total
Management	$803,033	$215,933	$1,018,966
Outside directors *	151,228	167,534	318,762
Seabord Services Corp.	357,600	-	357,600
Total	$1,311,861	$383,467	$1,695,328

* Directors fees include US$5,000 per month and a US$1,000,000 discretionary bonus (Note 16) paid to the Company’s non-Executive Chairman, who does not receive the fees paid to the other independent directors.

Seabord Services Corp. (“Seabord”) is a management services company controlled by the Chairman of the Board of Directors of the Company. Seabord provides a Chief Financial Officer, a Corporate Secretary, accounting and administration staff, and office space to the Company. The Chief Financial Officer and Corporate Secretary are employees of Seabord and are not paid directly by the Company.

Included in accounts payable and accrued liabilities at December 31, 2018 and 2017 are as follows:

Related Party Assets and Liabilities	Service or Term	December 31, 2018	December 31, 2017
Amounts due to:
David M. Cole, President and CEO	Salary and bonus accrual	$1,501,003	$7,177
Christina Cepeliauskas, CFO	Bonus and expense reimbursement	238,425	-
Jan Steiert, Chief Legal Officer	Salary and bonus accrual	238,526	23
Directors	Fees and bonus accruals	1,387,413	23,852
Seabord Services Corp.	Expense reimbursement	(362)	(307)
		$3,365,005	$30,744

Included in amounts due to related parties for the year ended December 31, 2018 was $3,339,365 for dicrestionary success bonuses paid in fiscal 2019 (Note 16).